UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Colden Capital Advisers LLC

Address:  230 Park Avenue, 7th Floor
          New York, New York  10169



13F File Number: 28-10474

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin McLaughlin
Title:  Chief Financial Officer
Phone:  (212) 499-2550


Signature, Place and Date of Signing:


/s/ Kevin McLaughlin               New York, N.Y.            February 13, 2006
--------------------          ------------------------      --------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $141,702
                                         (thousands)


List of Other Included Managers:

NONE

                            TITLE OF                 VALUE   SHARES/     SHARES/ PUT/    INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER              CLASS       CUSIP       (x1000)  PRN AMOUNT  PRN     CALL    DISCRETION    MGRS   SOLE    SHARED    NONE
3COM CORP                   COM         885535104    2,700    750,000     SH               SOLE        NONE   750,000
AGERE SYS INC               COM         00845V308    6,450    500,000     SH               SOLE        NONE   500,000
AGILENT TECHNOLOGIES INC    COM         00846U101    2,497     75,000     SH               SOLE        NONE    75,000
AGILENT TECHNOLOGIES INC    COM         00846U101    3,329    100,000            CALL      SOLE        NONE   100,000
ALAMOSA HLDGS INC           COM         011589108    4,653    250,000     SH               SOLE        NONE   250,000
ALBERTSONS INC              COM         013104104    2,135    100,000            CALL      SOLE        NONE   100,000
AMERICAN EXPRESS CO         COM         025816109    3,860     75,000     SH               SOLE        NONE    75,000
AMERICAN EXPRESS CO         COM         025816109    3,860     75,000            PUT       SOLE        NONE    75,000
AT&T INC                    COM         00206R102    3,737    150,000            CALL      SOLE        NONE   150,000
BEA SYS INC                 COM         073325102    2,632    280,000     SH               SOLE        NONE   280,000
BOSTON SCIENTIFIC CORP      COM         101137107    1,531     62,500     SH               SOLE        NONE    62,500
BOSTON SCIENTIFIC CORP      COM         101137107    1,531     62,500            PUT       SOLE        NONE    62,500
CALLIDUS SOFTWARE INC       COM         13123E500      371     88,361     SH               SOLE        NONE    88,361
CENTERPOINT PPS TR          COM         151895109    4,948    100,000     SH               SOLE        NONE   100,000
CHOLESTECH CORP             COM         170393102    2,229    224,740     SH               SOLE        NONE   224,740
CISCO SYS INC               COM         17275R102    1,027     60,000     SH               SOLE        NONE    60,000
CITIGROUP INC               COM         172967101    3,640     75,000     SH               SOLE        NONE    75,000
CITIGROUP INC               COM         172967101    4,853    100,000            PUT       SOLE        NONE   100,000
COMPUTER ASSOC INT INC      COM         204912109    1,691     60,000     SH               SOLE        NONE    60,000
COMPUTER ASSOC INT INC      COM         204912109    3,524    125,000            PUT       SOLE        NONE   125,000
FALCONBRIDGE LTD NEW 2005   COM         306104100    1,485     50,000     SH               SOLE        NONE    50,000
FIRST DATA CORP             COM         319963104    2,796     65,000            PUT       SOLE        NONE    65,000
GENERAL ELECTRIC CO         COM         369604103    2,278     65,000     SH               SOLE        NONE    65,000
GENERAL ELECTRIC CO         COM         369604103    2,278     65,000            PUT       SOLE        NONE    65,000
GENZYME CORP                COM         372917104    4,247     60,000            PUT       SOLE        NONE    60,000
HEWLETT-PACKARD CO          COM         428236103    2,863    100,000     SH               SOLE        NONE   100,000
HEWLETT-PACKARD CO          COM         428236103    2,147     75,000            CALL      SOLE        NONE    75,000
LAWSON SOFTWARE, INC        COM         520780107    2,375    323,095     SH               SOLE        NONE   323,095
LENNAR CORP                 CL B        526057302    1,984     35,000     SH               SOLE        NONE    35,000
LINENS N THINGS, INC        COM         535679104    2,660    100,000            PUT       SOLE        NONE   100,000
MELLON FINL CORP            COM         58551A108    1,315     38,400     SH               SOLE        NONE    38,400
MICROSOFT CORP              COM         594918104      785     30,000     SH               SOLE        NONE    30,000
NASDAQ-100 TR               UNIT SER I  631100104   10,103    250,000            PUT       SOLE        NONE   250,000
NASDAQ-100 TR               UNIT SER I  631100104    1,176     29,100            PUT       SOLE        NONE    29,100
NETSCOUT SYS INC            COM         64115T104    1,279    234,659     SH               SOLE        NONE   234,659
NTL INC DEL                 COM         62940M104      817     12,000     SH               SOLE        NONE    12,000
PACIFICARE HEALTH SYS DEL   COM         695112952    4,541     50,000            PUT       SOLE        NONE    50,000
PLACER DOME INC             COM         725906101    2,293    100,000            CALL      SOLE        NONE   100,000
REEBOK INTL LTD             COM         758110100    5,823    100,000     SH               SOLE        NONE   100,000
SCIENTIFIC-ATLANTA, INC     COM         808655104    4,307    100,000     SH               SOLE        NONE   100,000
SPRINT NEXTEL CORP          COM FON     852061100    2,336    100,000     SH               SOLE        NONE   100,000
GAP INC DEL                 COM         364760108    4,004    227,000            CALL      SOLE        NONE   227,000
TIME WARNER INC             COM         887317105    1,657     95,000     SH               SOLE        NONE    95,000
TIME WARNER INC             COM         887317105    6,976    400,000            CALL      SOLE        NONE   400,000
TIVO INC                    COM         888706108      256     50,000     SH               SOLE        NONE    50,000
WHIRLPOOL CORP              COM         963320106    2,513     30,000     SH               SOLE        NONE    30,000
WHOLE FOODS M INC           COM         966837106    2,322     30,000            PUT       SOLE        NONE    30,000
WILLBROS GROUP INC          COM         969199108    2,888    200,000     SH               SOLE        NONE   200,000





SK 03164 0001 642805